UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          5 May, 2005
--------------------           ------------          -----------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       30
                                           ---------------------
Form 13F Information Table Value Total:                8,683,892
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 03/31/05

                                     TITLE                   VALUE     SHARES/   SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER              OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
----------------------------        --------      -----     --------  ---------  --- ---- -------  --------  ------  -------- ------


AMAZON.COM INC                    COMMON STOCK   023135106   266533     7777437  SH       SOLE               7777437
AMERICAN EXPRESS COMPANY          COMMON STOCK   025816109   636335    12387286  SH       SOLE              12387286
AMGEN CORP                        COMMON STOCK   031162100   568152     9760383  SH       SOLE               9760383
ANHEUSER BUSCH COMPANIES INC      COMMON STOCK   035229103      835       17610  SH       SOLE                 17610
APPLE COMPUTER INC                COMMON STOCK   037833100   442621    10622055  SH       SOLE              10622055
AUTOMATIC DATA PROCESSING INC     COMMON STOCK   053015103    57017     1268463  SH       SOLE               1268463
DELL INC                          COMMON STOCK   24702R101   511762    13320187  SH       SOLE              13320187
ELECTRONIC ARTS                   COMMON STOCK   285512109   374730     7236955  SH       SOLE               7236955
GENERAL ELECTRIC CO               COMMON STOCK   369604103   407670    11305331  SH       SOLE              11305331
GETTY IMAGES INC                  COMMON STOCK   374276103    26678      375170  SH       SOLE                375170
HOME DEPOT INC                    COMMON STOCK   437076102   327183     8556034  SH       SOLE               8556034
INTERNATIONAL BUSINESS            COMMON STOCK   459200101   516961     5657261  SH       SOLE               5657261
JOHNSON & JOHNSON                 COMMON STOCK   478160104    16532      246163  SH       SOLE                246163
KELLOGG CO                        COMMON STOCK   487836108   486915    11252955  SH       SOLE              11252955
MARRIOTT INTERNATIONAL INC NEW    COMMON STOCK   571903202   453618     6784600  SH       SOLE               6784600
MEDTRONIC INC                     COMMON STOCK   585055106    29198      573081  SH       SOLE                573081
MICROSOFT CORP                    COMMON STOCK   594918104   429182    17756799  SH       SOLE              17756799
NORTHERN TRUST CORP               COMMON STOCK   665859104    15121      348093  SH       SOLE                348093
PROCTER & GAMBLE CO               COMMON STOCK   742718109   460510     8688872  SH       SOLE               8688872
QUALCOMM INC                      COMMON STOCK   747525103   621948    16969941  SH       SOLE              16969941
CHARLES SCHWAB CORP NEW           COMMON STOCK   808513105   426052    40537745  SH       SOLE              40537745
STARBUCKS CORP                    COMMON STOCK   855244109     2644       51176  SH       SOLE                 51176
STATE STREET CORP                 COMMON STOCK   857477103    88265     2018872  SH       SOLE               2018872
STRYKER CORP                      COMMON STOCK   863667101     2847       63817  SH       SOLE                 63817
SYSCO CORP                        COMMON STOCK   871829107   121337     3389295  SH       SOLE               3389295
TARGET CORP                       COMMON STOCK   87612E106   720812    14410478  SH       SOLE              14410478
WALGREEN CO                       COMMON STOCK   931422109   177035     3985484  SH       SOLE               3985484
WHOLE FOODS MARKET INC            COMMON STOCK   966837106   316975     3103639  SH       SOLE               3103639
WILLIAMS SONOMA INC               COMMON STOCK   969904101    98153     2670835  SH       SOLE               2670835
WM WRIGLEY JR CO                  COMMON STOCK   982526105    80271     1224200  SH       SOLE               1224200

                                                            8683892                       No. of Other Managers    0